Share Based Compensation (Details) - Schedule of options granted to non-employees are accounted for as equity awards with service and/or performance vesting conditions - Non Employees [Member] - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation (Details) - Schedule of options granted to non-employees are accounted for as equity awards with service and/or performance vesting conditions [Line Items]
Number of Options, Outstanding Beginning balance (in Shares)	247,000	371,700	447,300
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.0003	$ 5.92	$ 4.86
Weighted Average Grant date Fair Value, Outstanding Beginning balance	$ 8.94	$ 4.77	$ 5.85
Weighted Average Remaining Contractual Term, Outstanding Beginning balance	8 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding Beginning balance (in Dollars)	$ 2,422
Number of Options, Granted (in Shares)		2,584,771	336,800	271,000
Weighted Average Exercise Price, Granted		$ 0.03	$ 0.94	$ 8.44
Weighted Average Grant date Fair Value, Granted		$ 0.28	$ 3.83	$ 3.07
Weighted Average Remaining Contractual Term, Granted (in Shares)
Aggregate Intrinsic Value, Granted (in Dollars)
Number of Options, Forfeited (in Shares)
Weighted Average Exercise Price, Forfeited
Weighted Average Grant date Fair Value,
Forfeited (in Shares)
Aggregate Intrinsic Value, (in Dollars)
Number of Options, Exercised (in Shares)		(304,771)	(412,400)	(70,700)
Weighted Average Exercise Price, Exercised				$ 1.6
Weighted Average Grant date Fair Value, Exercised				$ 6.66
Weighted Average Remaining Contractual Term, Exercised (in Shares)
Aggregate Intrinsic Value, Exercised (in Dollars)
Number of Options, Outstanding Beginning balance (in Shares)		2,651,700	371,700	447,300
Weighted Average Exercise Price, Outstanding Beginning balance		$ 0.86	$ 5.92	$ 4.86
Weighted Average Grant date Fair Value, Outstanding Beginning balance		$ 0.85	$ 4.77	$ 5.85
Weighted Average Remaining Contractual Term, Outstanding Beginning balance		9 years 3 months 7 days	7 years 10 months 17 days	8 years 6 months 18 days
Aggregate Intrinsic Value, Outstanding Beginning balance (in Dollars)		$ 532	$ 148	$ 1,166
Number of Options, Vested and Exercisable (in Shares)		2,651,700
Weighted Average Exercise Price, Vested and Exercisable		$ 0.86
Weighted Average Grant date Fair Value, Vested and Exercisable		$ 0.82
Weighted Average Remaining Contractual Term, Vested and Exercisable		9 years 3 months 7 days
Aggregate Intrinsic Value, Vested and Exercisable (in Dollars)		$ 532